Summary of Significant Accounting Principles (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Principles
Reconciliation of Numerator and Denominator Used in Computation of Basic and Diluted Income Per Common Share	The following table is a

reconciliation of the numerator and denominator used in the computation of basic and diluted net income per common share (dollars in thousands):

Predecessor
Period from January 1, 2023 through February 2, 2023
Numerator:
Net income	$25,787
Less: Earnings attributable to unvested restricted shares	(41)

Net income used in basic and diluted income per share	$25,746

Denominator:
Weighted average common shares outstanding	282,684,998
Less: Weighted average number of shares of unvested restricted stock	(446,847)

Weighted average shares outstanding used in basic income per share	282,238,151

Effects of dilutive securities:
Add: Treasury stock method impact of potentially dilutive securities (a)	100,254

Weighted average shares outstanding used in diluted income per share	282,338,405

(a)	For the period from January 1, 2023 to February 2, 2023 excludes 197,026 shares related to unvested restricted shares as the effect would have been antidilutive.